Schedule of revenue disaggregate (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
IfrsStatementLineItems [Line Items]
Total	$ 5,376,693	$ 4,222,689	$ 2,191,425
Goods or services transferred at point in time [member]
IfrsStatementLineItems [Line Items]
Total	484,951	403,657	227,011
Goods or services transferred over time [member]
IfrsStatementLineItems [Line Items]
Total	4,891,742	3,819,032	1,964,414
Australia and new zealand [member]
IfrsStatementLineItems [Line Items]
Total	2,148,123
Australian [member]
IfrsStatementLineItems [Line Items]
Total		1,885,732	1,247,423
North american [member]
IfrsStatementLineItems [Line Items]
Total	2,765,808	1,404,465	369,615
Europes [member]
IfrsStatementLineItems [Line Items]
Total	325,233	528,500	530,406
Other countries [member]
IfrsStatementLineItems [Line Items]
Total	137,529	403,992	43,981
Subscriptions [member]
IfrsStatementLineItems [Line Items]
Total	4,020,241	3,169,094	1,362,110
Advertisings [member]
IfrsStatementLineItems [Line Items]
Total	315,524	316,713	177,126
Data [member]
IfrsStatementLineItems [Line Items]
Total	871,502	649,937	602,304
Services [member]
IfrsStatementLineItems [Line Items]
Total	169,426	86,945	49,885
Publishing [member]
IfrsStatementLineItems [Line Items]
Total	1,186,093	964,450	779,430
Publishing [member] | Goods or services transferred at point in time [member]
IfrsStatementLineItems [Line Items]
Total	314,591	314,513	177,126
Publishing [member] | Goods or services transferred over time [member]
IfrsStatementLineItems [Line Items]
Total	871,502	649,937	602,304
Publishing [member] | Australia and new zealand [member]
IfrsStatementLineItems [Line Items]
Total
Publishing [member] | Australian [member]
IfrsStatementLineItems [Line Items]
Total			34,741
Publishing [member] | North american [member]
IfrsStatementLineItems [Line Items]
Total	971,110	508,507	345,946
Publishing [member] | Europes [member]
IfrsStatementLineItems [Line Items]
Total	140,490	411,061	398,406
Publishing [member] | Other countries [member]
IfrsStatementLineItems [Line Items]
Total	74,493	44,882	337
Publishing [member] | Subscriptions [member]
IfrsStatementLineItems [Line Items]
Total
Publishing [member] | Advertisings [member]
IfrsStatementLineItems [Line Items]
Total	314,591	314,513	177,126
Publishing [member] | Data [member]
IfrsStatementLineItems [Line Items]
Total	871,502	649,937	602,304
Publishing [member] | Services [member]
IfrsStatementLineItems [Line Items]
Total
Direct [member]
IfrsStatementLineItems [Line Items]
Total	1,961,396	1,328,403	1,183,025
Direct [member] | Goods or services transferred at point in time [member]
IfrsStatementLineItems [Line Items]
Total	110,467	62,920	29,770
Direct [member] | Goods or services transferred over time [member]
IfrsStatementLineItems [Line Items]
Total	1,850,929	1,265,483	1,153,255
Direct [member] | Australia and new zealand [member]
IfrsStatementLineItems [Line Items]
Total	1,607,146
Direct [member] | Australian [member]
IfrsStatementLineItems [Line Items]
Total		1,242,566	1,042,621
Direct [member] | North american [member]
IfrsStatementLineItems [Line Items]
Total	301,101	11,575	7,772
Direct [member] | Europes [member]
IfrsStatementLineItems [Line Items]
Total	53,142	44,431	132,000
Direct [member] | Other countries [member]
IfrsStatementLineItems [Line Items]
Total	7	29,831	632
Direct [member] | Subscriptions [member]
IfrsStatementLineItems [Line Items]
Total	1,850,929	1,265,483	1,153,255
Direct [member] | Advertisings [member]
IfrsStatementLineItems [Line Items]
Total
Direct [member] | Data [member]
IfrsStatementLineItems [Line Items]
Total
Direct [member] | Services [member]
IfrsStatementLineItems [Line Items]
Total	110,467	62,920	29,770
Reseller [member]
IfrsStatementLineItems [Line Items]
Total	2,229,204	1,929,836	228,970
Reseller [member] | Goods or services transferred at point in time [member]
IfrsStatementLineItems [Line Items]
Total	59,893	26,224	20,115
Reseller [member] | Goods or services transferred over time [member]
IfrsStatementLineItems [Line Items]
Total	2,169,311	1,903,612	208,855
Reseller [member] | Australia and new zealand [member]
IfrsStatementLineItems [Line Items]
Total	540,977
Reseller [member] | Australian [member]
IfrsStatementLineItems [Line Items]
Total		643,166	170,061
Reseller [member] | North american [member]
IfrsStatementLineItems [Line Items]
Total	1,493,597	884,383	15,897
Reseller [member] | Europes [member]
IfrsStatementLineItems [Line Items]
Total	131,601	73,008
Reseller [member] | Other countries [member]
IfrsStatementLineItems [Line Items]
Total	63,029	329,279	43,012
Reseller [member] | Subscriptions [member]
IfrsStatementLineItems [Line Items]
Total	2,169,312	1,903,611	208,855
Reseller [member] | Advertisings [member]
IfrsStatementLineItems [Line Items]
Total	933	2,200
Reseller [member] | Data [member]
IfrsStatementLineItems [Line Items]
Total
Reseller [member] | Services [member]
IfrsStatementLineItems [Line Items]
Total	$ 58,959	$ 24,025	$ 20,115